Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Useful Lives of Property Plant and Equipment	Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Summary of Adjustment to Our Consolidated Balance Sheets	The cumulative effect adjustment recorded to our accumulated deficits was $346 thousand (see our consolidated statements of changes in shareholders’ equity) and included the impact from the following adjustments to our consolidated balance sheet at January 1, 2018:

(In US$ thousand)	Balance at December 31, 2017	Adjustments due to adoption of new revenue accounting standard	Balance at January 1, 2018
Consolidated Balance Sheet
Liabilities
Deferred revenue	$1,863	$(346)	$1,517
Shareholders' equity
Accumulated deficit	(225,399)	346	(225,053)